Rule 497(e)
                                                               File Nos. 2-80886
                                                                       811-03626

                               Citizens Funds(R)
                          Citizens Core Growth FundSM
                        Citizens Emerging Growth Fund(R)
                     Citizens Small Cap Core Growth FundSM
                         Citizens Global Equity Fund(R)
                            Citizens Income Fund(R)
                          Citizens Money Market FundSM

                 Prospectus Supplement Dated September 17, 2001
                      To Prospectus Dated November 1, 2000

Clemente Capital, Inc. is no longer providing day-to-day management services as the subadviser for the Citizens Global Equity Fund, and its contract has been terminated effective no later than October 17, 2001. The Fund is conducting a search for a replacement subadviser. During the interim period, an investment committee at Citizens Advisers, Inc. will manage this Fund.


The following is added to the section of the prospectus entitled "Management of Citizens Funds - Our Sub-Advisers":

The Funds intend to apply to the SEC for exemptive relief (which it may or may not grant) that would allow the Funds to make certain changes with respect to subadvisers with the approval of the Funds' trustees but without seeking shareholder approval. These changes could include replacing subadvisers, employing additional subadvisers, amending the terms of existing subadvisory agreements, or extending a subadvisory agreement beyond the point where it otherwise would have ended.

                                                                     Rule 497(e)
                                                               File Nos. 2-80886
                                                                       811-03626

                               Citizens Funds(R)
                          Citizens Core Growth FundSM
                        Citizens Emerging Growth Fund(R)
                     Citizens Small Cap Core Growth FundSM
                         Citizens Global Equity Fund(R)
                            Citizens Income Fund(R)
                          Citizens Money Market FundSM

                      Supplement Dated September 17, 2001
                     To Statement of Additional Information

                             Dated November 1, 2000

Clemente Capital, Inc. is no longer providing day-to-day management services as the subadviser for the Citizens Global Equity Fund, and its contract has been terminated effective no later than October 17, 2001. The Fund is conducting a search for a replacement subadviser. During the interim period, an investment committee at Citizens Advisers, Inc. will manage this Fund.

                                                                     Rule 497(e)
                                                               File Nos. 2-80886
                                                                       811-03626

                               Citizens Funds(R)
                      Citizens International Growth FundSM

                 Prospectus Supplement Dated September 17, 2001
                     To Prospectus Dated December 20, 2000

Clemente Capital, Inc. is no longer providing day-to-day management services as the subadviser for the Fund, and its contract has been terminated effective no later than October 17, 2001. The Fund is conducting a search for a replacement subadviser. During the interim period, an investment committee at Citizens Advisers, Inc. will manage the Fund.


The following is added to the section of the prospectus entitled "Management of Citizens Funds - Our Sub-Adviser":

The Fund intends to apply to the SEC for exemptive relief (which it may or may not grant) that would allow the Fund to make certain changes with respect to subadvisers with the approval of the Fund's trustees but without seeking shareholder approval. These changes could include replacing subadvisers, employing additional subadvisers, amending the terms of existing subadvisory agreements, or extending a subadvisory agreement beyond the point where it otherwise would have ended.

                                                                     Rule 497(e)
                                                               File Nos. 2-80886
                                                                       811-03626

                               Citizens Funds(R)
                      Citizens International Growth FundSM

                      Supplement Dated September 17, 2001
                     To Statement of Additional Information

                            Dated December 20, 2000

Clemente Capital, Inc. is no longer providing day-to-day management services as the subadviser for the Fund, and its contract has been terminated effective no later than October 17, 2001. The Fund is conducting a search for a replacement subadviser. During the interim period, an investment committee at Citizens Advisers, Inc. will manage the Fund.